November 19, 2024

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investments Exchange Traded Funds

Dear Sir or Madam:

Enclosed for filing on behalf of Russell Investments Exchange Traded Funds (the “Trust”) is the Trust’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”). The Registration Statement relates to U.S. Small Cap Equity Active ETF, International Developed Equity Active ETF, Global Equity Active ETF, Emerging Markets Equity Active ETF, and Global Infrastructure Active ETF, each a series of the Trust. The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact me at 617-728-7127 or John V. O’Hanlon at 617-728-7111 with any comments or questions concerning this filing.

Very truly yours,

/s/ Stephanie Capistron
Stephanie Capistron

cc:	John V. O’Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.